AST BOND PORTFOLIO 2027
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Long-Term Investment — 93.5%
Affiliated Mutual Fund
AST Target Maturity Central Portfolio* (cost $53,039,561)	5,322,326	$49,763,749
Short-Term Investment — 5.4%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $2,853,153)	2,853,153	2,853,153

TOTAL INVESTMENTS—98.9% (cost $55,892,714)(wd)		52,616,902

Other assets in excess of liabilities(z) — 1.1%		602,851

Net Assets — 100.0%		$53,219,753

*	Non-income producing security.
(wd)	PGIM Investments LLC, the manager of the Portfolio, also serves as the manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at September 30, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
355	5 Year U.S. Treasury Notes	Dec. 2022	$38,165,272	$(1,401,374)
Short Positions:
57	2 Year U.S. Treasury Notes	Dec. 2022	11,707,266	197,230
12	10 Year U.S. Treasury Notes	Dec. 2022	1,344,750	1,750
13	10 Year U.S. Ultra Treasury Notes	Dec. 2022	1,540,297	98,576
55	20 Year U.S. Treasury Bonds	Dec. 2022	6,952,344	537,917
34	30 Year U.S. Ultra Treasury Bonds	Dec. 2022	4,658,000	429,561
				1,265,034
				$(136,340)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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